Long Term Debt - Credit Facilities & Revolving Credit Facilities Narrative (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2024 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) vessel creditFacility	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) tranche	Jan. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt					$ 255,200	$ 259,575	$ 178,800
Number of credit facility amendments | creditFacility				1
Number of vessels provided as collateral | item					27
Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 20,000			$ 30,000
Pelea, Vasstwo, Eniaprohi and Vassone
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 47,750
Line of credit facility, number of tranches | tranche									2
Proceeds from long-term debt								24,675	$ 23,075
Monagrouli
Debt Instrument [Line Items]
Maximum borrowing capacity											26,400
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Subsequent event
Debt Instrument [Line Items]
Reduction of unused borrowing capacity, reduction amount	$ 5
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 60,000
Number of vessels financed by credit facility | vessel				6
Number of vessels provided as collateral | vessel				5
Long-term line of credit					$ 0
Unused borrowing capacity					30,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 30,000
Proceeds from long-term debt				71,139
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity				30,000
Proceeds from long-term debt				$ 7,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 100,000				$ 100,000
Proceeds from long-term debt			$ 50,000
Number of vessels financed by credit facility | vessel			5				5
Long-term line of credit					13,000
Unused borrowing capacity					37,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 50,000				$ 50,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity			50,000				50,000
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity					80,000	80,000
Lofou | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity						25,000		$ 20,000			$ 20,000
Borrowing capacity increase		$ 25
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 70,000				$ 70,000
Long-term line of credit					50,000
Unused borrowing capacity					30
Shimafive | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity						25,500
Shimaseven | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 25,500
Pentakomo, Maxdekatria, Gloverthree,and Gloverseven | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 67,500
Long-term line of credit					30,000
Unused borrowing capacity					$ 34,500